Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of accounts payable

	June 30,	December 31,
	2020	2019

	(in US$’000)
Accounts payable—third parties	21,026	19,598
Accounts payable—non-controlling shareholders of subsidiaries (Note 16(iv))	4,845	4,363
	25,871	23,961